STATEMENT OF CASH FLOWS' COMPLEMENTARY INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Of Cash Flows Complementary Information
Income tax	$ 204	$ (121)	$ 318
Accrued interest	139	106	283
Depreciations and amortizations	414	342	267
Share of profit from associates and joint ventures	(142)	(146)	2
Profit from sale of companies´ interest		(34)	(9)
Results for property, plant and equipment sale and derecognition		(11)	1
Results for intangible assets sales	(5)
(Recovery) Impairment of property, plant and equipment, intangible assets and inventories	(15)	34	39
Impairment of financial assets	21	56
Result from present value measurement	3	7	10
Changes in the fair value of financial instruments	(181)	(213)	(392)
Exchange differences, net	(48)		(190)
Result from repurchase of CB	(2)	10	(1)
Costs of concessions agreements completion	1	6	5
Contractual indemnity			(7)
Contractual penalty			7
Provision for contingecies, net	(3)	6	8
Provision for environmental remediation	7	3	4
Accrual of defined benefit plans	11	27	26
Fair value of consortiums' previous interest			(7)
Impairment of other receivables			5
Ecuador's transactional agreement			5
Expenses recovery			(8)
Compensation agreements	14	61	37
Derecognition of unproductive wells		20	7
Other		(1)	(4)
Adjustments to reconcile net profit to cash flows from operating activities	$ 418	$ 152	$ 406